Derivative Liabilities	12 Months Ended
Dec. 31, 2025
Derivative Liabilities [Abstract]
DERIVATIVE LIABILITIES

NOTE 7 – DERIVATIVE LIABILITIES

Convertible debt conversion feature:

During the year ended December 31, 2025, the Company recorded derivative liabilities related to the embedded conversion features in its convertible promissory notes. The derivative liabilities are remeasured at each reporting date, with changes in fair value recognized in earnings. There was no change in the underlying stock price after initial recognition; therefore, no change in fair value was recorded for the year ended December 31, 2025. The fair value is determined using the Differential Valuation Approach, comparing the note’s value with and without the redemption feature. A probability of 100% was applied to the successful consummation of a Qualified Financing or Event at issuance and at remeasurement.

Issuance of warrants:

The fair value of the warrant-related derivative liabilities for the issuance and subsequent remeasurement was determined using the Black-Scholes option pricing model, a market-based valuation technique that incorporates significant unobservable inputs: dividend yield: 0%; volatility: 81.8%; risk free rate 3.69-3.90%; estimated term 1.4-1.50 years.

See Note 6 for further details regarding the Company’s convertible notes and warrant issuances.

December 31, 2025
Fair value at December 31, 2024	$-
Derivative liability – convertible debt conversion feature	339,196
Derivative liability – issuance of warrants	355,468
Fair value adjustment to derivative liability – issuance of warrants	(7,737)
Fair value at December 31, 2025	$686,927